Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2009	Sep. 30, 2012
Inventory Disclosure [Line Items]
Percentage of LIFO Inventory	81.00%		77.00%		78.00%
Inventory acquisition costs, current	$ 2.1		$ 20.0		$ 3.4
LIFO liquidation, effect in cost of sales			4.1
LIFO liquidation, effect on income from operations	$ 2.1	$ 2.1		$ 1.7